General and Basis of Presentation (Q2) (Details)	1 Months Ended	3 Months Ended									6 Months Ended		12 Months Ended
	May 31, 2017 shares	Jun. 30, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Sep. 30, 2019 USD ($)	Jun. 30, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Jun. 30, 2020 USD ($) Segment Reportingunit $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) Segment $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2016 USD ($)
Segment Reporting [Abstract]
Number of reportable segments | Segment											1		1
Disaggregation of Revenue [Abstract]
Revenue		$ 48,610,000	$ 46,473,000	$ 45,531,000	$ 36,048,000	$ 31,166,000	$ 35,977,000	$ 34,695,000	$ 34,943,000	$ 32,401,000	$ 87,589,000	$ 67,214,000	$ 159,218,000	$ 138,016,000	$ 107,727,000
Components of Accounts Receivable [Abstract]
Billed accounts receivable		18,420,000	11,917,000				18,848,000				18,420,000		11,917,000	18,848,000
Unbilled receivables		20,689,000	16,745,000				16,000,000				20,689,000		16,745,000	16,000,000
Allowance for doubtful accounts		(738,000)	(720,000)				(306,000)				(738,000)		(720,000)	(306,000)	(411,000)	$ (429,000)
Receivables - net		38,371,000	27,942,000				34,542,000				38,371,000		27,942,000	34,542,000
Components of Contract Liabilities [Abstract]
Contract liabilities		6,682,000	6,337,000				5,232,000				6,682,000		6,337,000	5,232,000
Revenue, Performance Obligation [Abstract]
Remaining performance obligation		84,800,000	112,400,000				79,300,000				84,800,000		112,400,000	79,300,000
Revenue recognized included in opening contract liabilities		1,100,000.0000000000			1,200,000						$ 3,500,000	3,100,000	$ 4,200,000	5,500,000
Accounts Receivable [Abstract]
Percentage of initial payment by factor of U.S. Federal government receivables											90.00%		90.00%
Percentage of initial payment by factor of commercial prime contractors											85.00%		85.00%
Maximum limit of sold receivables											$ 10,000,000		$ 10,000,000
Sold receivables during the period		0			4,400,000						0	9,400,000	12,600,000	18,100,000
Loss recognized in selling, general and administrative expenses					15,000							32,000	100,000
Balance of sold receivables		0	0				900,000				0		0	900,000
Deferred price related to sold receivables							100,000							100,000
Inventories [Abstract]
Gross inventory		4,200,000	2,800,000				4,900,000				4,200,000		2,800,000	4,900,000
Inventory obsolescence reserves		861,000	860,000				520,000				861,000		860,000	520,000	$ 1,484,000	$ 1,672,000
Software Development Costs [Abstract]
Capitalized software development costs		8,700,000	5,600,000				3,100,000				8,700,000		$ 5,600,000	3,100,000
Software development estimated useful life													2 years
Amortization expense		400,000			500,000						900,000	$ 900,000	$ 1,800,000	1,100,000
Accumulated amortization		$ 4,000,000	$ 3,100,000				1,300,000				$ 4,000,000		$ 3,100,000	$ 1,300,000
Goodwill [Abstract]
Number of reporting units | Reportingunit											3
Goodwill amortization period for income tax purposes											15 years		15 years
Restricted Stock Grants [Abstract]
Restricted stock issued during the period (in shares) | shares	5,005,000	100,000											0	0	5,005,000
Restricted stock remained subject to vesting (in shares) | shares			1,198,750										1,198,750
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares											1,210,000	2,341,000	2,326,000	3,563,000	4,859,000
Warrants exercise price (in dollars per share) | $ / shares		$ 1.321	$ 1.321								$ 1.321		$ 1.321
Stock conversion ratio													1
Unaudited Pro Forma Net Income (Loss) per Share [Abstract]
Weighted average common shares outstanding used in computing pro forma net earnings per share, basic and diluted (in shares) | shares													0	0	0
Pro forma net earnings (loss) per common share, basic and diluted (in dollars per share) | $ / shares													$ 0	$ 0	$ 0
Accumulated Other Comprehensive Income [Abstract]
Cumulative foreign currency translation loss		$ (100,000)	$ (101,000)								$ (100,000)		$ (101,000)
Cumulative actuarial gain on pension liability adjustment		107,000	107,000								107,000		107,000
Accumulated other comprehensive income		7,000	$ 6,000				$ 17,000				$ 7,000		$ 6,000	$ 17,000
Class A Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Stock conversion ratio											1
Unaudited Pro Forma Net Income (Loss) per Share [Abstract]
Weighted average common shares outstanding, basic and diluted, effecting the conversation of Class A and class B common stock into common stock (in shares) | shares													43,504,000	42,285,000	41,041,000
Class B Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Stock conversion ratio											1
Unaudited Pro Forma Net Income (Loss) per Share [Abstract]
Weighted average common shares outstanding, basic and diluted, effecting the conversation of Class A and class B common stock into common stock (in shares) | shares													4,038,000	4,038,000	4,038,000
ASC 606 [Member]
Revenue from Contract with Customer [Abstract]
Revenue accruals for multiple contracts as a result of cumulative indirect rate adjustments													$ 6,000,000
Firm Fixed-Price [Member]
Disaggregation of Revenue [Abstract]
Revenue		41,935,000			28,857,000						$ 73,596,000	$ 53,787,000	131,629,000	$ 103,454,000	$ 89,516,000
Time-and-Materials [Member]
Disaggregation of Revenue [Abstract]
Revenue		3,637,000			3,691,000						7,462,000	7,620,000	14,569,000	16,795,000	10,222,000
Cost Plus Fixed Fee [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 3,038,000			3,500,000						$ 6,531,000	5,807,000	$ 13,020,000	17,767,000	7,989,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2019-01-01
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage			98.40%										98.40%
Remaining performance obligation, expected timing of satisfaction, period			1 year										1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-01-01
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage		11.40%	1.10%								11.40%		1.10%
Remaining performance obligation, expected timing of satisfaction, period		1 year	2 years								1 year		2 years
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2020-06-30
Revenue, Performance Obligation [Abstract]
Remaining performance obligation percentage		87.60%									87.60%
Remaining performance obligation, expected timing of satisfaction, period		6 months									6 months
Minimum [Member]
Software Development Costs [Abstract]
Software development estimated useful life											2 years
Maximum [Member]
Software Development Costs [Abstract]
Software development estimated useful life											3 years
Federal [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 46,877,000			33,774,000						$ 82,968,000	62,757,000	$ 149,257,000	129,279,000	101,519,000
State & Local, and Commercial [Member]
Disaggregation of Revenue [Abstract]
Revenue		$ 1,733,000			$ 2,274,000						$ 4,621,000	$ 4,457,000	$ 9,961,000	$ 8,737,000	$ 6,208,000
Restricted Stock Grants [Member]
Restricted Stock Grants [Abstract]
Restricted stock remained subject to vesting (in shares) | shares		75,000									75,000
Restricted stock vested on date of grant											25.00%		25.00%
Restricted stock vest on anniversary of the date of grant											25.00%		25.00%
Noncontrolling Interest [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares											75,000	1,206,000
Common Stock Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share (in shares) | shares											1,135,000	1,135,000	1,135,000	1,135,000	1,135,000